Cash, Cash Equivalents and Restricted Cash	12 Months Ended
Dec. 31, 2020
Cash, Cash Equivalents and Restricted Cash
Cash, Cash Equivalents and Restricted Cash

3. Cash, Cash Equivalents and Restricted Cash

Cash, cash equivalents and restricted cash consisted of the following (in thousands):

	As of	As of	As of	As of
	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017
Cash and cash equivalents	$65,663	$139,170	$77,275	$66,895
Restricted cash	—	—	—	2,812
Total	$65,663	$139,170	$77,275	$69,707